Segments - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 137,175	$ 135,241
Operating Segments
Segment Information
Assets	101,769	101,300	$ 98,083
Depreciation/amortization of intangibles	1,708	1,646	1,923
Capital expenditures/investments in intangibles	1,048	1,241	1,371
Operating Segments | Software
Segment Information
Assets	60,707	59,811	55,822
Depreciation/amortization of intangibles	495	510	547
Capital expenditures/investments in intangibles	338	369	463
Operating Segments | Consulting
Segment Information
Assets	14,826	15,089	14,261
Depreciation/amortization of intangibles	100	109	112
Capital expenditures/investments in intangibles	14	21	29
Operating Segments | Infrastructure
Segment Information
Assets	12,161	11,991	12,243
Depreciation/amortization of intangibles	1,103	1,018	1,250
Capital expenditures/investments in intangibles	684	836	853
Operating Segments | Financing
Segment Information
Interest income	681	680	582
Interest expense	369	298	175
Assets	14,075	14,409	15,757
Depreciation/amortization of intangibles	9	8	14
Capital expenditures/investments in intangibles	$ 11	$ 15	$ 27